Stockholders' Equity	12 Months Ended
Jan. 01, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders' Equity
2006 Stock Incentive Plan. In 2006, the Company adopted a stock plan titled the 2006 Stock Incentive Plan, as amended, (the “2006 Plan”) and reserved and authorized a total of 3,300,000 shares of common stock for grant thereunder. On June 9, 2011, the stockholders approved an amendment to the 2006 Plan increasing the number of shares of common stock available for issuance by an additional 1,000,000 shares. In 2011, the Company issued an aggregate of 8,334 non-vested shares to non-employee directors and 360,200 non-vested shares to certain employees. In 2010, the Company granted an aggregate of 552,000 stock options and issued an aggregate of 14,478 non-vested shares to non-employee directors and 11,000 non-vested shares to certain employees. In 2009, the Company granted an aggregate of 529,000 stock option shares, issued an aggregate of 12,100 non-vested shares to certain employees and granted 15,000 non-qualified stock options to non-employee directors under the 2006 Plan. As of January 1, 2012, 1,276,837 shares were available for future grant or issuance.
The non-qualified stock options and incentive stock options (“ISO's”) granted under the 2006 Plan are exercisable for up to one-fifth of the total number of options granted on or after the first anniversary of the grant date, and as of the first day of each month thereafter are exercisable for an additional one-sixtieth of the total number of options granted until fully exercisable. The options expire seven years from the date of the grant. The non-qualified stock options issued to outside directors vest over five years at the rate of one-fifth on each anniversary of the award, provided that the participant has continuously remained a director of the Company. The non-vested stock awards issued to certain restaurant employees in 2010 and 2009 vest 100% on the third anniversary date of the award. The non-vested stock awards issued to outside directors in 2010 and 2011vest over two years at the rate of one-half on each anniversary of the award, provided that the participant has continuously remained a director of the Company. The non-vested shares granted to certain corporate employees in 2011 vest over four years at the rate of one-fourth on each anniversary date of the award. Forfeiture rates are based on a stratification of employees by expected exercise behavior and range from 0% to 15%.
Stock-based compensation expense for the years ended January 1, 2012 and January 2, 2011 totaled $1.0 million, $0.9 million and $0.9 million, respectively. A portion of the Company's granted options qualify as ISO's for income tax purposes, and as such, a tax benefit is not recorded at the time the compensation cost related to the options is recorded for financial reporting purposes because an ISO does not ordinarily result in a tax benefit unless there is a disqualifying disposition. Stock option grants of non-qualified options result in the creation of a deferred tax asset until the time that the option is exercised.
The total non-vested stock-based compensation expense relating to the options and restricted shares is approximately $1.1 million at January 1, 2012. In connection with the planned spin-off of Fiesta Restaurant Group, the Company converted on March 5, 2012 all of its outstanding vested stock options to common stock and all of its outstanding unvested stock options to unvested shares. The unvested shares will generally vest over the same period as the unvested stock options that were converted. The Company expects to record additional stock compensation expense in the first quarter of 2012 in connection with this conversion.
At January 1, 2012, the remaining weighted average vesting period for stock options was 2.4 years and for non-vested shares was 1.97 years. Shares issued upon exercise of options have been previously registered with the SEC. A summary of all option activity in fiscal 2011 under the Company's 2006 Plan was as follows:

	2006 Plan
	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Life	Aggregate Intrinsic Value (in thousands)(1)
Options outstanding at January 3, 2011	2,588,017	$9.17	4.2	$2,948
Granted	—	—
Exercised	(97,376)	5.61
Forfeited	(52,314)	8.37
Options outstanding at January 1, 2012	2,438,327	$9.33	3.2	$8,275
Vested or expected to vest at January 1, 2012	2,424,645	$9.35	3.2	$8,191
Options exercisable at January 1, 2012	1,791,840	$10.71	2.8	$4,348

(1)
The aggregate intrinsic value was calculated using the difference between the market price of the Company's common stock at January 1, 2012 of $11.57 and the grant price for only those awards that had a grant price that was less than the market price of the Company's common stock at January 1, 2012.

The non-vested stock activity in fiscal 2011 related to the Company's 2006 Plan was as follows:

	Shares	Weighted Average Grant Date Price
Nonvested at January 3, 2011	45,701	$6.16
Granted	368,534	7.68
Vested	(20,459)	7.38
Forfeited	(8,350)	7.13
Nonvested at Janaury 1, 2012	385,426	$7.54